Financial Instruments - Cash Flow Hedge, Balance Sheet Location (Details) (Recurring, Interest rate swap, Designated as Hedging Instrument [Member], Accounts payable and other liabilities [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Recurring | Interest rate swap | Designated as Hedging Instrument [Member] | Accounts payable and other liabilities [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Swap	$ 0	$ (13,325)